Related Party transactions - Major investment and Recovery transactions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Woori Long-term government bond securities Investment Trust No.1
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		₩ 0
Recovery and others		1,951
WooriG Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	₩ 38	630
Recovery and others	0	0
Woori Two year Bond Securities Investment Trust 3 (Bond)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		0
Recovery and others		209
Woori 2024 December Maturity Securities Investment Trust 1 (Bond)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		200
Recovery and others		0
Woori MULTI RETURN PRIVATE EQUITY 1
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		0
Recovery and others		8,559
Woori BIG SATISFACTION SHINJONG MMF 3RD
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	0	320,000
Recovery and others	₩ 441,470	0
Woori 2024 Maturity Securities Investment Trust 1 (Bond)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		200
Recovery and others		0
Woori 2023 Maturity Securities Investment Trust (Bond)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		200
Recovery and others		0
Woori K New Opening Target Return Securities Investment Trust (Equity)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		200
Recovery and others		0
Woori Republic of Korea Treasury Bond Active ETF (Bond)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		3,000
Recovery and others		0
Woori China Mainland Stock Securities Investment Trust H (Securities)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		0
Recovery and others		443
Woori Two year Bond Securities Investment Trust 2 (Bond)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		0
Recovery and others		213
Woori BANKPLUS IPO 10 FEEDER FUND 2 (BALANCED BOND)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		200
Recovery and others		0
Woori High Plus Bond Sec Feeder Inv Trust 3 (USD)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		0
Recovery and others		1,052
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust1
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		0
Recovery and others		₩ 21,606